SUPPLEMENT TO THE FIDELITY INSTITUTIONAL MONEY MARKET FUNDS - CLASS I
MAY 29, 1998
PROSPECTUS
The following information replaces similar information found under the heading "Securities and Investment Practices" in the "Investment Principles and Risks" section on page 20.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type.
RESTRICTIONS: Each of Domestic Portfolio, Rated Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio may not invest more than 5% of its total assets in any one issuer, except that each fund may invest up to 25% of its total assets in the highest quality securities of a single issuer for up to three business days. These limitations do not apply to U.S. Government securities or to securities of other investment companies.
Tax-Exempt Portfolio may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.
PROPOSED REORGANIZATION. The Board of Trustees of Rated Money Market Portfolio has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Rated Money Market Portfolio and Domestic Portfolio, a fund of Colchester Street Trust.
The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of Rated Money Market Portfolio solely in exchange for an identical number of shares of the corresponding class of Domestic Portfolio. Following such exchange, Rated Money Market Portfolio will distribute such shares pro rata to the corresponding class in liquidation of Rated Money Market Portfolio as provided in the Agreement (the transactions contemplated by the Agreement referred to as the "Reorganization").
The Reorganization can be consummated only if, among other things, it is approved by a majority vote of shareholders. A Special Meeting (the "Meeting") of the Shareholders of Rated Money Market Portfolio will be held on December 16, 1998, and approval of the Agreement will be voted on at that time. In connection with the Meeting, Rated Money Market Portfolio will be filing with the Securities and Exchange Commission and delivering to its shareholders of record a Proxy Statement describing the Reorganization and a Prospectus for Domestic Portfolio. If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to become effective on or about January 21, 1999. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.
In the event Rated Money Market Portfolio shareholders fail to approve the Agreement, Rated Money Market Portfolio will continue to engage in business as a registered investment company and the Board of Trustees will consider other proposals for the reorganization or liquidation of the Fund.
Effective October 19, 1998, Rated Money Market Portfolio will be closed to new accounts pending the Reorganization.
The following information replaces similar information found in "Investment Principles and Risks" beginning on page 15.
TREASURY PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in U.S. Treasury securities and repurchase agreements for these securities. The fund does not enter into reverse repurchase agreements. The fund
   generally     intends to maintain a dollar-weighted average
maturity of 60 days or less.
GOVERNMENT PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in U.S. Government securities and repurchase agreements for these securities. The fund also may enter into reverse repurchase agreements. The fund
   generally     intends to maintain a dollar-weighted average
maturity of 60 days or less.
DOMESTIC PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in the highest-quality U.S. dollar-denominated money market securities of domestic issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities and repurchase agreements. The fund also may enter into reverse repurchase
agreements. The fund    generally     intends to maintain a
dollar-weighted average maturity of 60 days or less.
RATED MONEY MARKET PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. The fund will not purchase any securities of foreign issuers that mature beyond January 21, 1999, the anticipated effective date of the Proposed Reorganization. The fund also may enter
into reverse repurchase agreements. The fund    generally     intends
to maintain a dollar-weighted average maturity of 60 days or less. TAX-EXEMPT PORTFOLIO seeks to earn a high level of current income that is free from federal income tax while maintaining a stable $1.00 share price by investing in high-quality, short-term municipal securities of all types, including securities structured so that they are eligible investments for the fund. The fund invests in municipal money market securities rated in the highest category by at least one nationally recognized rating service and in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest rating category by FMR. FMR normally invests the fund's assets so that at least 80% of the fund's income distributions is free from federal income tax. The fund does not currently intend to purchase municipal securities whose interest is subject to the federal alternative minimum tax.
The following information supplements information found in "Investment Principles and Risks" beginning on page 15.
THE FUNDS comply with industry-standard requirements for the quality, maturity, and diversification of their investments, which are designed to help maintain a stable $1.00 share price. Of course, there is no guarantee that the funds will maintain a stable $1.00 share price. The funds will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities they buy. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the funds' investments could cause their share prices (and the value of your investment) to change.

SUPPLEMENT TO THE FIDELITY INSTITUTIONAL MONEY MARKET FUNDS - CLASS II MAY 29, 1998
PROSPECTUS
The following information replaces similar information found under the heading "Securities and Investment Practices" in the "Investment Principles and Risks" section on page 20.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type.
RESTRICTIONS: Each of Domestic Portfolio, Rated Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio may not invest more than 5% of its total assets in any one issuer, except that each fund may invest up to 25% of its total assets in the highest quality securities of a single issuer for up to three business days. These limitations do not apply to U.S. Government securities or to securities of other investment companies.
Tax-Exempt Portfolio may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.
PROPOSED REORGANIZATION. The Board of Trustees of Rated Money Market Portfolio has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Rated Money Market Portfolio and Domestic Portfolio, a fund of Colchester Street Trust.
The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of Rated Money Market Portfolio solely in exchange for an identical number of shares of the corresponding class of Domestic Portfolio. Following such exchange, Rated Money Market Portfolio will distribute such shares pro rata to the corresponding class in liquidation of Rated Money Market Portfolio as provided in the Agreement (the transactions contemplated by the Agreement referred to as the "Reorganization").
The Reorganization can be consummated only if, among other things, it is approved by a majority vote of shareholders. A Special Meeting (the "Meeting") of the Shareholders of Rated Money Market Portfolio will be held on December 16, 1998, and approval of the Agreement will be voted on at that time. In connection with the Meeting, Rated Money Market Portfolio will be filing with the Securities and Exchange Commission and delivering to its shareholders of record a Proxy Statement describing the Reorganization and a Prospectus for Domestic Portfolio. If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to become effective on or about January 21, 1999. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.
In the event Rated Money Market Portfolio shareholders fail to approve the Agreement, Rated Money Market Portfolio will continue to engage in business as a registered investment company and the Board of Trustees will consider other proposals for the reorganization or liquidation of the Fund.
Effective October 19, 1998, Rated Money Market Portfolio will be closed to new accounts pending the Reorganization.
The following information replaces similar information found in "Investment Principles and Risks" beginning on page 15.
TREASURY PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in U.S. Treasury securities and repurchase agreements for these securities. The fund does not enter into reverse repurchase agreements. The fund
   generally     intends to maintain a dollar-weighted average
maturity of 60 days or less.
GOVERNMENT PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in U.S. Government securities and repurchase agreements for these securities. The fund also may enter into reverse repurchase agreements. The fund
   generally     intends to maintain a dollar-weighted average
maturity of 60 days or less.
DOMESTIC PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in the highest-quality U.S. dollar-denominated money market securities of domestic issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities and repurchase agreements. The fund also may enter into reverse repurchase
agreements. The fund    generally     intends to maintain a
dollar-weighted average maturity of 60 days or less.
RATED MONEY MARKET PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. The fund will not purchase any securities of foreign issuers that mature beyond January 21, 1999, the anticipated effective date of the Proposed Reorganization. The fund also may enter
into reverse repurchase agreements. The fund    generally     intends
to maintain a dollar-weighted average maturity of 60 days or less. TAX-EXEMPT PORTFOLIO seeks to earn a high level of current income that is free from federal income tax while maintaining a stable $1.00 share price by investing in high-quality, short-term municipal securities of all types, including securities structured so that they are eligible investments for the fund. The fund invests in municipal money market securities rated in the highest category by at least one nationally recognized rating service and in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest rating category by FMR. FMR normally invests the fund's assets so that at least 80% of the fund's income distributions is free from federal income tax. The fund does not currently intend to purchase municipal securities whose interest is subject to the federal alternative minimum tax.
The following information supplements information found in "Investment Principles and Risks" beginning on page 15.
THE FUNDS comply with industry-standard requirements for the quality, maturity, and diversification of their investments, which are designed to help maintain a stable $1.00 share price. Of course, there is no guarantee that the funds will maintain a stable $1.00 share price. The funds will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities they buy. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the funds' investments could cause their share prices (and the value of your investment) to change.

SUPPLEMENT TO THE FIDELITY INSTITUTIONAL MONEY MARKET FUNDS - CLASS III MAY 29, 1998
PROSPECTUS
The following information replaces similar information found under the heading "Securities and Investment Practices" in the "Investment Principles and Risks" section on page 20.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type.
RESTRICTIONS: Each of Domestic Portfolio, Rated Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio may not invest more than 5% of its total assets in any one issuer, except that each fund may invest up to 25% of its total assets in the highest quality securities of a single issuer for up to three business days. These limitations do not apply to U.S. Government securities or to securities of other investment companies.
Tax-Exempt Portfolio may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.
PROPOSED REORGANIZATION. The Board of Trustees of Rated Money Market Portfolio has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Rated Money Market Portfolio and Domestic Portfolio, a fund of Colchester Street Trust.
The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of Rated Money Market Portfolio solely in exchange for an identical number of shares of the corresponding class of Domestic Portfolio. Following such exchange, Rated Money Market Portfolio will distribute such shares pro rata to the corresponding class in liquidation of Rated Money Market Portfolio as provided in the Agreement (the transactions contemplated by the Agreement referred to as the "Reorganization").
The Reorganization can be consummated only if, among other things, it is approved by a majority vote of shareholders. A Special Meeting (the "Meeting") of the Shareholders of Rated Money Market Portfolio will be held on December 16, 1998, and approval of the Agreement will be voted on at that time. In connection with the Meeting, Rated Money Market Portfolio will be filing with the Securities and Exchange Commission and delivering to its shareholders of record a Proxy Statement describing the Reorganization and a Prospectus for Domestic Portfolio. If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to become effective on or about January 21, 1999. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.
In the event Rated Money Market Portfolio shareholders fail to approve the Agreement, Rated Money Market Portfolio will continue to engage in business as a registered investment company and the Board of Trustees will consider other proposals for the reorganization or liquidation of the Fund.
Effective October 19, 1998, Rated Money Market Portfolio will be closed to new accounts pending the Reorganization.
The following information replaces similar information found in "Investment Principles and Risks" beginning on page 15.
TREASURY PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in U.S. Treasury securities and repurchase agreements for these securities. The fund does not enter into reverse repurchase agreements. The fund
   generally     intends to maintain a dollar-weighted average
maturity of 60 days or less.
GOVERNMENT PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in U.S. Government securities and repurchase agreements for these securities. The fund also may enter into reverse repurchase agreements. The fund
   generally     intends to maintain a dollar-weighted average
maturity of 60 days or less.
DOMESTIC PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in the highest-quality U.S. dollar-denominated money market securities of domestic issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities and repurchase agreements. The fund also may enter into reverse repurchase
agreements. The fund    generally     intends to maintain a
dollar-weighted average maturity of 60 days or less.
RATED MONEY MARKET PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. The fund will not purchase any securities of foreign issuers that mature beyond January 21, 1999, the anticipated effective date of the Proposed Reorganization. The fund also may enter
into reverse repurchase agreements. The fund    generally     intends
to maintain a dollar-weighted average maturity of 60 days or less. TAX-EXEMPT PORTFOLIO seeks to earn a high level of current income that is free from federal income tax while maintaining a stable $1.00 share price by investing in high-quality, short-term municipal securities of all types, including securities structured so that they are eligible investments for the fund. The fund invests in municipal money market securities rated in the highest category by at least one nationally recognized rating service and in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest rating category by FMR. FMR normally invests the fund's assets so that at least 80% of the fund's income distributions is free from federal income tax. The fund does not currently intend to purchase municipal securities whose interest is subject to the federal alternative minimum tax.
The following information supplements information found in "Investment Principles and Risks" beginning on page 15.
THE FUNDS comply with industry-standard requirements for the quality, maturity, and diversification of their investments, which are designed to help maintain a stable $1.00 share price. Of course, there is no guarantee that the funds will maintain a stable $1.00 share price. The funds will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities they buy. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the funds' investments could cause their share prices (and the value of your investment) to change.